Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
18. Subsequent events
The Company has evaluated subsequent events for recognition, remeasurement and disclosure purposes through May 12, 2023, the date which the consolidated financial statements were available to be issued. The identified subsequent event is as follows:
On April 3, 2023, the Company prepaid the remaining $11,667 due under the term loan. Upon prepayment of the term loan, the final payment of $150, which the Company had been accruing over the term of the loan, was also paid. The Company was not subject to any prepayment premium as the prepayment occurred after the second anniversary of the closing date. Refer to Note 7,
“Debt”.
On April 4, 2023, the Company’s termination of the MEE License Agreement became final. No termination costs were incurred as a result of terminating this license agreement. Refer to Note 14,
“License agreements”.
On April 6, 2023, the Company provided written notice of termination of the MIT License Agreement. Pursuant to the terms of the agreement, the Company has the right to terminate for any reason upon a
3-month
prior written notice. No termination costs will be incurred as a result of terminating this license agreement. Refer to Note 14,
“License agreements”.
On April 14, 2023, the Astellas Agreement was terminated in its entirety. No termination costs will be incurred as a result of terminating this collaboration agreement. Refer to Note 13,
“Collaboration agreement”.
On April 28, 2023, the Company’s termination of the CALIBR License Agreement became final. No termination costs were incurred as a result of terminating this license agreement. Refer to Note 14,
“License agreements”.

19. Subsequent events
The Company has evaluated subsequent events for recognition, remeasurement and disclosure purposes through March 10, 2023, the date which the consolidated financial statements were available to be issued. The identified subsequent event is as follows:
On February 13, 2023, the Company announced a restructuring in which its hearing program was discontinued. As a result, the Company reduced its workforce by approximately 55% to better align with the needs of its business. The total personnel costs related to the restructuring are estimated to be approximately $4,000 in future cash outlays primarily related to severance costs and related expenses.